Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2020
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets
	September 30, 2020	December 31, 2019
Deposits	$120,000	$4,443
Legal retainer	34,105	88,369
Prepaid expenses	3,000	5,005
	$157,105	$97,817